Schedule I (Notes) - Parent Company [Member]	12 Months Ended
Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Information of Parent Company Disclosure
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY ONLY
CAESARS ENTERTAINMENT CORPORATION
CONDENSED BALANCE SHEETS

	As of December 31,
(In millions)	2016	2015
Assets
Current assets
Cash and cash equivalents	$78	$48
Restricted cash	16	—
Prepayments and other current assets	3	7
Intercompany receivables	—	18
Total current assets	97	73
Restricted cash	—	100
Deferred charges and other assets	89	94
Investment in subsidiary	3,846	1,871
Total assets	$4,032	$2,138

Liabilities and Stockholders’ Equity/(Deficit)
Current liabilities
Accounts payable	$33	$4
Accrued expenses	56	35
Intercompany payables	20	—
Accrued restructuring and support expenses	6,601	905
Total current liabilities	6,710	944
Deferred credits and other liabilities	50	53
Deferred income taxes	449	154
Total liabilities	7,209	1,151
Total stockholders’ equity/(deficit)	(3,177)	987
Total liabilities and stockholders’ equity/(deficit)	$4,032	$2,138
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY ONLY
CAESARS ENTERTAINMENT CORPORATION
CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS)

	Years Ended December 31,
(In millions)	2016	2015	2014
Net revenues	$2	$12	$—
Operating expenses
Income on interests in non-consolidated affiliates	—	—	(1)
(Gain)/loss on interests in subsidiaries	(2,083)	(144)	2,765
Corporate expense	96	95	14
Other operating costs	55	111	10
Total operating expenses	(1,932)	62	2,788
Income/(loss) from operations	1,934	(50)	(2,788)
Interest expense	(5)	(4)	(3)
Deconsolidation and restructuring of CEOC and other	(5,758)	6,110	15
Income/(loss) from operations before income taxes	(3,829)	6,056	(2,776)
Income tax benefit/(provision)	260	(136)	(7)
Net income/(loss)	(3,569)	5,920	(2,783)
Other comprehensive income, net of income taxes	—	—	—
Comprehensive income/(loss)	$(3,569)	$5,920	$(2,783)
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY ONLY
CAESARS ENTERTAINMENT CORPORATION
CONDENSED STATEMENT OF CASH FLOWS

	Years Ended December 31,
(In millions)	2016	2015	2014
Cash flows provided by/(used in) operating activities	$(47)	$(287)	$152
Cash flows from investing activities
Proceeds from long term receivable	—	40	—
Cash flows provided by investing activities	—	40	—
Cash flows from financing activities
Issuance of common stock, net of fees	—	—	136
Proceeds from the issuance of long-term debt	—	—	13
Repayments of long-term debt	—	(68)	—
Other financing	(7)	(2)	—
Cash flows provided by/(used in) financing activities	(7)	(70)	149
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(54)	(317)	301
Cash, cash equivalents, and restricted cash, beginning of period	148	465	164
Cash, cash equivalents, and restricted cash, end of period	$94	$148	$465
CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY ONLY
CAESARS ENTERTAINMENT CORPORATION
NOTES TO CONDENSED FINANCIAL INFORMATION

1.	Background and basis of presentation
These condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X, as the restricted net assets of Caesars Entertainment Corporation and its subsidiaries exceed 25% of the consolidated net assets of Caesars Entertainment Corporation and its subsidiaries (the “Company”). This information should be read in conjunction with the company’s consolidated financial statements included elsewhere in this filing.

2.	Restricted net assets of subsidiaries
Certain of the Company’s subsidiaries have restrictions on their ability to pay dividends or make intercompany loans and advances pursuant to financing arrangements and regulatory restrictions. The amount of restricted net assets the Company’s consolidated subsidiaries held as of December 31, 2016 and 2015 was approximately $4.0 billion and $2.1 billion, respectively. Such restrictions are on net assets of Caesars Entertainment Corporation and its subsidiaries. The amount of restricted net assets in the Company’s unconsolidated subsidiaries was not material to the financial statements.

3.	Commitments, contingencies, and long-term obligations
For a discussion of the Company’s commitments, contingencies, and long-term obligations under its senior secured credit facilities, see Note 11 of the Company’s consolidated financial statements.

4.	Impact of deconsolidation of Caesars Entertainment Operating Company, Inc. (“CEOC”)
The accompanying financial statements are based upon the Company's current conclusions regarding ownership of assets and obligation to pay liabilities. On January 15, 2015, CEOC (the Company's largest subsidiary) and certain of its U.S. subsidiaries voluntarily filed for reorganization under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Northern District of Illinois in Chicago (the “Bankruptcy Court”). Because CEOC is under the control of the Bankruptcy Court, CEC deconsolidated this subsidiary effective January 15, 2015.

5.	Going concern
As described more fully in Note 1 of the Company’s consolidated financial statements, the Company made material commitments under CEOC’s plan of reorganization (the “Restructuring”) and is a defendant in litigation, including the Noteholder Disputes, and other noteholder disputes relating to certain CEOC transactions dating back to 2010. The circumstances described in Note 1 under “Going Concern” raise substantial doubt as to the Company’s ability to continue as a going concern without securing additional funding to meet its ongoing obligations and its commitments under the Restructuring. Additionally, in each of the litigation matters disclosed in Note 1 under “Litigation,” claims have been made or could be made against the Company that, if resolved against it, raise substantial doubt about the Company’s ability to continue as a going concern. Under the terms of the Restructuring, all such litigation should be resolved. However, in the event of a material adverse ruling on one or all of the litigation matters disclosed in Note 1, it is likely that a reorganization under Chapter 11 of the Bankruptcy Code would be necessary.

Business Description and Basis of Presentation [Text Block]
Background and basis of presentation
These condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X, as the restricted net assets of Caesars Entertainment Corporation and its subsidiaries exceed 25% of the consolidated net assets of Caesars Entertainment Corporation and its subsidiaries (the “Company”). This information should be read in conjunction with the company’s consolidated financial statements included elsewhere in this filing.

Restricted Assets Disclosure [Text Block]
Restricted net assets of subsidiaries
Certain of the Company’s subsidiaries have restrictions on their ability to pay dividends or make intercompany loans and advances pursuant to financing arrangements and regulatory restrictions. The amount of restricted net assets the Company’s consolidated subsidiaries held as of December 31, 2016 and 2015 was approximately $4.0 billion and $2.1 billion, respectively. Such restrictions are on net assets of Caesars Entertainment Corporation and its subsidiaries. The amount of restricted net assets in the Company’s unconsolidated subsidiaries was not material to the financial statements.

Commitments Contingencies and Guarantees [Text Block]
Commitments, contingencies, and long-term obligations
For a discussion of the Company’s commitments, contingencies, and long-term obligations under its senior secured credit facilities, see Note 11 of the Company’s consolidated financial statements

Restructuring and Related Activities Disclosure [Text Block]
Impact of deconsolidation of Caesars Entertainment Operating Company, Inc. (“CEOC”)
The accompanying financial statements are based upon the Company's current conclusions regarding ownership of assets and obligation to pay liabilities. On January 15, 2015, CEOC (the Company's largest subsidiary) and certain of its U.S. subsidiaries voluntarily filed for reorganization under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Northern District of Illinois in Chicago (the “Bankruptcy Court”). Because CEOC is under the control of the Bankruptcy Court, CEC deconsolidated this subsidiary effective January 15, 2015.

Substantial Doubt about Going Concern, Conditions or Events

5.	Going concern
As described more fully in Note 1 of the Company’s consolidated financial statements, the Company made material commitments under CEOC’s plan of reorganization (the “Restructuring”) and is a defendant in litigation, including the Noteholder Disputes, and other noteholder disputes relating to certain CEOC transactions dating back to 2010. The circumstances described in Note 1 under “Going Concern” raise substantial doubt as to the Company’s ability to continue as a going concern without securing additional funding to meet its ongoing obligations and its commitments under the Restructuring. Additionally, in each of the litigation matters disclosed in Note 1 under “Litigation,” claims have been made or could be made against the Company that, if resolved against it, raise substantial doubt about the Company’s ability to continue as a going concern. Under the terms of the Restructuring, all such litigation should be resolved. However, in the event of a material adverse ruling on one or all of the litigation matters disclosed in Note 1, it is likely that a reorganization under Chapter 11 of the Bankruptcy Code would be necessary.